Supplementary Financial Statement Information (Details) - Schedule of disaggregated revenues text block - Revenues [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplementary Financial Statement Information (Details) - Schedule of disaggregated revenues text block [Line Items]
Revenues from licensing agreement (see Note 2(p))	$ 14,000	$ 3,600
Revenues from the sales of goods	1,595	2,108	1,949
Revenues from the rendering of services	46	429	369
Total revenues	$ 15,641	$ 6,137	$ 2,318